Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for Mr. Dodson	Compensation Actually Paid to Mr. Dodson (1)	Average Summary Compensation Table Total for other NEOs	Average Compensation Actually Paid to other NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Financial Performance Measures ($'s in thousands):
Year					Total Shareholder Return (2)	Peer Group(3) Total Shareholder Return	Net income	Adjusted EBITDA (4)
2024	$3,887,328	$3,275,141	$1,092,021	$893,890	$156	$102	$(17,067)	$79,937
2023	$6,311,862	$2,111,457	$1,743,879	$799,567	$151	$115	$30,157	$102,034
2022	$4,717,785	$7,588,418	$1,479,626	$2,103,054	$201	$113	$3,997	$112,769
2021	$5,058,691	$5,758,550	$1,419,852	$1,553,294	$124	$70	$1,350	$109,140
2020	$2,970,075	$3,119,918	$902,522	$948,035	$90	$58	$(134,250)	$108,142

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Amounts represent compensation “actually paid” to our Principal Executive Officer ("PEO"), Mr. Dodson, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described for 2024 below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	other NEOs
2024	Bradley J. Dodson	Barclay H. Brewer, Andrew S. Fraser, E. Collin Gerry, Peter L. McCann, Allan D. Schoening and Carolyn J. Stone
2023	Bradley J. Dodson	Peter L. McCann, Allan D. Schoening and Carolyn J. Stone
2022	Bradley J. Dodson	Peter L. McCann, Allan D. Schoening and Carolyn J. Stone
2021	Bradley J. Dodson	Peter L. McCann, Allan D. Schoening and Carolyn J. Stone
2020	Bradley J. Dodson	Peter L. McCann, Allan D. Schoening and Carolyn J. Stone

Peer Group Issuers, Footnote	For each relevant fiscal year, represents the cumulative TSR (the "Peer Group TSR") of the PHLX Oil Service Sector Index.
PEO Total Compensation Amount	$ 3,887,328	$ 6,311,862	$ 4,717,785	$ 5,058,691	$ 2,970,075
PEO Actually Paid Compensation Amount	$ 3,275,141	2,111,457	7,588,418	5,758,550	3,119,918
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year adjusted in accordance with SEC rules, as set forth for 2024 in the table below. The dollar amounts shown do not reflect the value of compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts include the values (or changes in value) of unvested and vested equity awards during the applicable year based on year-end share prices, vesting date share prices, various accounting valuation assumptions and projected performance related to our performance-based shares. "Compensation actually paid", determined in accordance with SEC rules, will generally fluctuate due to share price achievement and varying levels of projected and actual achievement of performance goals applicable to our performance-based shares. For a discussion of how our Compensation Committee assesses performance and our NEOs' pay each year, please see the Compensation Discussion and Analysis in the annual proxy statement for each of 2021 through 2025.

		PEO	Average of other NEOs
		2024	2024
Summary Compensation Table Total		$3,887,328	$1,092,021
Grant Date Fair Value of Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	minus	$(2,559,331)	$(412,480)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	plus / (minus)	$2,133,573	$365,335
Change in Fair Value from Prior Fiscal Year-End to Current Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	plus / (minus)	$(170,516)	$(23,289)
Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	plus / (minus)	$(582)	$(1,112)
Fair Value at Prior Fiscal Year-End of Stock Awards Granted in Prior Years that were Forfeited During Fiscal Year	plus / (minus)	$(42,179)	$(131,261)
Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year Not Otherwise Included in Summary Compensation Table	plus / (minus)	$26,848	$4,676
Compensation Actually Paid	equals	$3,275,141	$893,890

Adjustments for stock options are not included as the NEOs do not have any outstanding options, and Civeo has not issued any options since it became an independent, publicly traded company in 2014. Adjustments for pension plans are not included as the Company does not offer a pension plan for which the NEOs are eligible.

Non-PEO NEO Average Total Compensation Amount	$ 1,092,021	1,743,879	1,479,626	1,419,852	902,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 893,890	799,567	2,103,054	1,553,294	948,035
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year adjusted in accordance with SEC rules, as set forth for 2024 in the table below. The dollar amounts shown do not reflect the value of compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts include the values (or changes in value) of unvested and vested equity awards during the applicable year based on year-end share prices, vesting date share prices, various accounting valuation assumptions and projected performance related to our performance-based shares. "Compensation actually paid", determined in accordance with SEC rules, will generally fluctuate due to share price achievement and varying levels of projected and actual achievement of performance goals applicable to our performance-based shares. For a discussion of how our Compensation Committee assesses performance and our NEOs' pay each year, please see the Compensation Discussion and Analysis in the annual proxy statement for each of 2021 through 2025.

		PEO	Average of other NEOs
		2024	2024
Summary Compensation Table Total		$3,887,328	$1,092,021
Grant Date Fair Value of Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	minus	$(2,559,331)	$(412,480)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	plus / (minus)	$2,133,573	$365,335
Change in Fair Value from Prior Fiscal Year-End to Current Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	plus / (minus)	$(170,516)	$(23,289)
Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	plus / (minus)	$(582)	$(1,112)
Fair Value at Prior Fiscal Year-End of Stock Awards Granted in Prior Years that were Forfeited During Fiscal Year	plus / (minus)	$(42,179)	$(131,261)
Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year Not Otherwise Included in Summary Compensation Table	plus / (minus)	$26,848	$4,676
Compensation Actually Paid	equals	$3,275,141	$893,890

Adjustments for stock options are not included as the NEOs do not have any outstanding options, and Civeo has not issued any options since it became an independent, publicly traded company in 2014. Adjustments for pension plans are not included as the Company does not offer a pension plan for which the NEOs are eligible.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	•AICP EBITDA •Cash flows provided by operating activities •Relative TSR •Safety - TRIR
Total Shareholder Return Amount	$ 156	151	201	124	90
Peer Group Total Shareholder Return Amount	102	115	113	70	58
Net Income (Loss)	$ (17,067,000)	$ 30,157,000	$ 3,997,000	$ 1,350,000	$ (134,250,000)
Company Selected Measure Amount	79,937,000	102,034,000	112,769,000	109,140,000	108,142,000
PEO Name	Bradley J. Dodson	Bradley J. Dodson	Bradley J. Dodson	Bradley J. Dodson	Bradley J. Dodson
Additional 402(v) Disclosure
As discussed in the Compensation Discussion and Analysis above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs' realized compensation to the achievement of our financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for each of 2020 through 2024.
TSR represents cumulative TSR on an initial base investment of $100 for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2020, 2021, 2022, 2023 and 2024.
The following provides a graphical depiction of the relationships between compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, and our cumulative TSR and Peer Group TSR, for each of the five years in the period ended December 31, 2024. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
The following charts compare each of our key financial results for the last five fiscal years to compensation actually paid to our PEO and, on average, to our other NEOs for each of the five fiscal years in the period ended December 31, 2024.
The following list includes the most important financial and non-financial measures used to link executive compensation and Civeo's performance during the fiscal year ended December 31, 2024.

Measure:: 1
Pay vs Performance Disclosure
Name	AICP EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure. Please see Appendix A for further information including a reconciliation of Adjusted EBITDA to the most comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Cash flows provided by operating activities
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Safety - TRIR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,559,331)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,133,573
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(170,516)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,179)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,848
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,480)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	365,335
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,289)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,112)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,261)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,676